12. Employee and Director Benefit Programs (Details 3) $ in Thousands	Dec. 31, 2019 USD ($)
Retirement Benefits [Abstract]
2020	$ 237
2021	353
2022	342
2023	342
2024	354
Thereafter	$ 8,715